UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06500

Name of Fund: BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield New York Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 111.0%

Corporate — 6.7%
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT, 5.50%, 1/01/24 (a)	$1,500	$1,558,605
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	900	940,500
New York State Energy Research & Development Authority, RB, Lilco Project, Series A (NPFGC), 5.15%, 3/01/16	3,000	3,061,500
New York State Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (FGIC), 4.70%, 2/01/24	10,750	10,954,787
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	4,625	4,657,005
Suffolk County Industrial Development Agency New York, Refunding RB, Ogden Martin System Huntington, AMT (AMBAC):
6.15%, 10/01/11	9,170	9,585,584
6.25%, 10/01/12	6,470	7,022,215

		37,780,196

County/City/Special District/School District — 33.1%
Amherst Development Corp., RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	2,000	2,012,600
City of Buffalo New York, GO, School, Series D (NPFGC):
5.50%, 12/15/14	1,250	1,303,050
5.50%, 12/15/16	1,500	1,552,545

Municipal Bonds	Par (000)	Value

New York (continued)

County/City/Special District/School District (continued)
City of New York New York, GO, Refunding, Series 02-B (AMBAC), 7.00%, 2/01/18	$70	$70,370
City of Niagara Falls New York, GO, Water Treatment Plant, AMT (NPFGC), 7.25%, 11/01/10	1,000	1,000,380
Dutchess County Resource Recovery Agency New York, RB, Solid Waste System, Series A (NPFGC), 5.40%, 1/01/13	1,700	1,730,464
Erie County Industrial Development Agency, RB, City of Buffalo Project (AGM), 5.75%, 5/01/20	1,900	2,011,644
Hudson Yards Infrastructure Corp., RB, Series A:
(FGIC), 5.00%, 2/15/47	9,650	9,667,852
(NPFGC), 4.50%, 2/15/47	17,525	16,737,251
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium, (AGC), 6.52%, 3/01/39 (b)	5,000	1,039,500
CAB, Yankee Stadium, (AGC), 6.46%, 3/01/43 (b)	5,830	932,159
Queens Baseball Stadium, (AGC), 6.38%, 1/01/39	1,000	1,118,250
Queens Baseball Stadium, (AMBAC), 5.00%, 1/01/36	11,800	10,924,440
Queens Baseball Stadium, (AMBAC), 5.00%, 1/01/39	5,250	4,819,658
Queens Baseball Stadium, (AMBAC), 5.00%, 1/01/46	8,050	7,287,746
Yankee Stadium, (FGIC), 5.00%, 3/01/46	9,650	9,459,509
Yankee Stadium, (NPFGC), 5.00%, 3/01/36	3,500	3,517,360

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2010	1

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

County/City/Special District/School District (concluded)
New York City Transit Authority/Metropolitan Transit Authority/Triborough Bridge & Tunnel Authority, COP, Series A (AMBAC), 5.63%, 1/01/12	$1,020	$1,027,466
New York City Transitional Finance Authority, RB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,700	1,717,629
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	6,000	6,667,440
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,500	1,676,085
Future Tax Secured, Series C (FGIC), 5.00%, 2/01/33	12,395	12,921,416
Future Tax Secured, Series E (NPFGC), 5.25%, 2/01/22	2,500	2,699,450
Series S-2 (AGM), 5.00%, 1/15/37	5,000	5,238,650
Series S-2 (NPFGC), 4.25%, 1/15/34	5,980	5,906,625
New York City Transitional Finance Authority, Refunding RB, Series A (FGIC), 5.00%, 11/15/26	1,000	1,058,530
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/30	1,500	1,531,440
5.00%, 11/15/35	33,000	33,380,160
5.00%, 11/15/44	13,470	13,589,075
North Country Development Authority, Refunding RB (AGM), 6.00%, 5/15/15	980	1,080,940
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.00%, 10/15/32	11,200	11,927,328
Syracuse Industrial Development Agency New York, RB, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	6,150	5,489,675
Town of Huntington New York, GO, Refunding (AMBAC):
5.50%, 4/15/12	460	494,081
5.50%, 4/15/13	455	508,076
Town of North Hempstead New York, GO, Refunding, Series B (NPFGC):
6.40%, 4/01/13	1,745	1,974,206
6.40%, 4/01/17	555	692,190

		184,765,240

Education — 9.4%
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	5,725	5,923,657
Madison County Industrial Development Agency New York, RB, Colgate University Project, Series A (AMBAC):
5.00%, 7/01/30	5,410	5,647,553
5.00%, 7/01/35	2,675	2,776,276

Municipal Bonds	Par (000)	Value

New York (continued)

Education (concluded)
New York City Industrial Development Agency, Refunding RB:
Nightingale-Bamford School (AMBAC), 5.25%, 1/15/18	$1,275	$1,364,441
Polytechnic University Project (ACA), 5.25%, 11/01/37	2,000	1,980,060
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	5,500	6,166,215
New York State Dormitory Authority, RB:
Mount Sinai School of Medicine, 5.13%, 7/01/39	2,500	2,540,950
Mount Sinai School of Medicine at New York University (NPFGC), 5.00%, 7/01/35	7,100	7,285,736
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	4,580	5,608,439
Rensselaer County Industrial Development Agency New York, RB, Polytechnic Institute, Series B (AMBAC), 5.50%, 8/01/22	1,255	1,265,467
Trust for Cultural Resources, RB, Carnegie Hall, Series A:
4.75%, 12/01/39	3,550	3,618,408
5.00%, 12/01/39	2,150	2,232,797
Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A (NPFGC):
5.00%, 7/01/36	5,250	5,555,970
5.00%, 7/01/44	500	513,280

		52,479,249

Health — 7.6%
Monroe County Industrial Development Corp., RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40 (c)	4,650	4,985,823
New York City Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	3,200	3,390,080
New York City Industrial Development Agency, RB, Royal Charter, New York Presbyterian (AGM), 5.75%, 12/15/29	7,970	8,462,865
New York State Dormitory Authority, MRB, Montefiore Hospital (NPFGC), 5.00%, 8/01/33	1,500	1,528,065
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	6,000	6,357,180
New York & Presbyterian Hospital (AGM), 5.25%, 2/15/31	3,000	3,160,860
New York & Presbyterian Hospital (AGM), 5.00%, 8/15/36	5,000	5,119,250
New York State Rehabilitation Association, Series A (CIFG), 5.25%, 7/01/19	1,180	1,220,899
New York State Rehabilitation Association, Series A (CIFG), 5.13%, 7/01/23	1,000	1,013,750

2	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

Health (concluded)
New York State Dormitory Authority, RB (concluded):
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	$2,075	$2,168,084
Series B (NPFGC), 6.50%, 2/15/11 (d)	1,000	1,018,460
New York State Dormitory Authority, Refunding RB, St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	2,900	2,943,587
Oneida County Industrial Development Agency New York, RB, Civic Facility, Mohawk Valley, Series a (AGM), 5.20%, 2/01/13	1,050	1,058,978

		42,427,881

Housing — 3.5%
Monroe County Industrial Development Agency, IDRB, Southview Towers Project, AMT (SONYMA):
6.13%, 2/01/20	1,125	1,138,095
6.25%, 2/01/31	1,125	1,137,341
New York City Housing Development Corp., RB, AMT:
Series A-1-A, 5.00%, 11/01/30	750	750,465
Series A-1-A, 5.45%, 11/01/46	1,335	1,336,135
Series C, 5.00%, 11/01/26	1,500	1,532,730
Series C, 5.05%, 11/01/36	2,000	1,985,680
Series H-1, 4.70%, 11/01/40	1,340	1,290,353
Series H-2-A, 5.20%, 11/01/35	840	841,520
Series H-2-A, 5.35%, 5/01/41	600	600,324
New York Mortgage Agency, Refunding RB, AMT:
Homeowner Mortgage, Series 97, 5.50%, 4/01/31	990	992,742
Series 133, 4.95%, 10/01/21	520	535,423
Series 143, 4.90%, 10/01/37	980	978,511
Series 143 (NPFGC), 4.85%, 10/01/27	2,485	2,520,486
New York State HFA, RB, St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,500	1,507,575
Yonkers Industrial Development Agency New York, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,445	2,458,301

		19,605,681

State — 8.2%
New York State Dormitory Authority, RB:
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	1,750	1,885,293
Mental Health Facilities, Series B, 5.25%, 2/15/14 (e)	1,570	1,785,954
Mental Health Services Facilities, Series C, AMT (AGM), 5.40%, 2/15/33	6,460	6,628,800
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	550	575,168
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	4,050	4,222,975

Municipal Bonds	Par (000)	Value

New York (continued)

State (concluded)
New York State Dormitory Authority, RB (concluded):
School Districts Financing Program, Series E (NPFGC), 5.75%, 10/01/30	$6,900	$7,371,477
New York State Dormitory Authority, Refunding RB, School Districts Financing Program, Series B (AGM), 5.00%, 4/01/36	5,000	5,233,150
New York State Thruway Authority, RB:
Second General, Series B, 5.00%, 4/01/27	1,500	1,620,930
Series A (AMBAC), 5.00%, 4/01/26	4,380	4,679,504
New York State Urban Development Corp., RB (NPFGC):
Personal Income Tax, Series C-1, 5.00%, 3/15/13 (e)	3,000	3,296,610
State Personal Income Tax, State Facilities, Series A-1, 5.00%, 3/15/29	5,000	5,195,500
New York State Urban Development Corp., Refunding RB, Correctional Capital Facilities, Series A (AGM), 6.50%, 1/01/11	3,190	3,222,538

		45,717,899

Tobacco — 1.7%
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed:
Series A-1 (AMBAC), 5.25%, 6/01/20	5,000	5,410,700
Series A-1 (AMBAC), 5.25%, 6/01/22	2,000	2,145,440
Series B-1C, 5.50%, 6/01/22	1,900	2,051,525

		9,607,665

Transportation — 29.9%
Hudson Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	4,300	4,387,849
Series A (AGC), 5.00%, 2/15/47	550	561,237
Series A (AGM), 5.00%, 2/15/47	3,840	3,916,147
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	3,200	3,779,360
Transportation, Series A (NPFGC), 5.00%, 11/15/32	1,295	1,318,737
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.13%, 1/01/29	1,450	1,495,922
Series A (AGM), 5.00%, 11/15/32	1,015	1,059,345
Series A (AGM), 5.75%, 11/15/32	29,300	31,125,097
Series A (NPFGC), 5.13%, 11/15/22	1,390	1,476,583
Series A (NPFGC), 5.00%, 11/15/30	6,600	6,943,134
Series A (NPFGC), 5.25%, 11/15/31	2,500	2,630,900
Series C (AGM), 5.13%, 7/01/12 (e)	1,640	1,769,872

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2010	3

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)

Transportation (concluded)
Metropolitan Transportation Authority, Refunding RB (concluded):
Transportation, Series F (NPFGC), 5.25%, 11/15/12 (e)	$6,235	$6,845,407
Transportation, Series F (NPFGC), 5.00%, 11/15/31	5,000	5,138,150
New York State Thruway Authority, RB:
Series F (AMBAC), 5.00%, 1/01/30	6,000	6,216,480
Series G (AGM), 4.75%, 1/01/29	7,250	7,554,572
Series G (AGM), 4.75%, 1/01/30	9,000	9,339,030
Series G (AGM), 5.00%, 1/01/30	2,000	2,107,880
Series G (AGM), 5.00%, 1/01/32	1,030	1,074,331
Niagara Falls Bridge Commission, Refunding RB, Bridge System, Series A (AGC), 4.00%, 10/01/19	3,900	4,275,219
Niagara Frontier Transportation Authority New York, RB, Buffalo Niagara International Airport, Series B (NPFGC), 5.50%, 4/01/19	2,705	2,722,907
Port Authority of New York & New Jersey, RB:
Consolidated, 116th Series, 4.13%, 9/15/32	2,700	2,716,281
Consolidated, 161st Series, 4.50%, 10/15/37	1,000	1,028,970
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/10	14,750	14,786,580
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/11	7,175	7,369,801
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/13	4,425	4,724,661
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/14	7,380	7,951,286
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	10,160	10,181,539
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/25	3,500	3,506,895
Triborough Bridge & Tunnel Authority, RB:
Sub-Series A (NPFGC), 5.25%, 11/15/30	6,000	6,502,920
Subordinate Bonds (AMBAC), 5.00%, 11/15/28	2,465	2,635,085

		167,142,177

Utilities — 10.9%
Buffalo Sewer Authority New York, Refunding RB, Series F (NPFGC), 6.00%, 7/01/13	3,315	3,515,856
Long Island Power Authority, RB, Series A (AMBAC), 5.00%, 9/01/29	7,000	7,233,870
Long Island Power Authority, Refunding RB:
General, Series A (AGC), 6.00%, 5/01/33	1,500	1,741,470

Municipal Bonds	Par (000)	Value

New York (concluded)

Utilities (concluded)
Long Island Power Authority, Refunding RB (concluded):
General, Series B (AGM), 5.00%, 12/01/35	$4,000	$4,186,160
Series A (AGC), 5.75%, 4/01/39	1,015	1,151,000
New York City Municipal Water Finance Authority, RB:
Series A (AMBAC), 5.00%, 6/15/35	3,500	3,636,430
Series A (NPFGC), 5.75%, 6/15/11 (e)	24,650	25,498,453
Series DD (AGM), 4.50%, 6/15/39	1,000	1,010,900
New York City Municipal Water Finance Authority, Refunding RB:
Fiscal 2004, Series C (NPFGC), 5.00%, 6/15/35	975	1,023,204
Series A (AGM), 4.25%, 6/15/39	500	494,910
Series A (NPFGC), 5.13%, 6/15/34	1,250	1,290,812
Series D (AGM), 5.00%, 6/15/37	9,000	9,422,820
Series F (AGM), 5.00%, 6/15/29	500	504,005

		60,709,890

Total Municipal Bonds in New York		620,235,878

Guam — 1.2%

Transportation — 0.7%
Guam International Airport Authority, Refunding RB, General, Series C, AMT (NPFGC):
5.25%, 10/01/21	2,240	2,248,691
5.25%, 10/01/22	2,050	2,056,519

		4,305,210

Utilities — 0.5%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/37	2,730	2,768,302

Total Municipal Bonds in Guam		7,073,512

Puerto Rico — 15.5%

County/City/Special District/School District — 0.8%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A (AGM), 5.00%, 8/01/40	2,100	2,185,092
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.77%, 8/01/41 (b)	12,800	2,056,064

		4,241,156

Housing — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	4,000	4,096,880

State — 7.6%
Commonwealth of Puerto Rico, GO, Refunding:
Public Improvement, Series A (NPFGC), 5.50%, 7/01/20	2,000	2,198,120
Public Improvement, Series A (NPFGC), 5.50%, 7/01/21	3,000	3,263,790
Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	2,150	2,264,165
Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	2,000	2,171,060

4	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

State (concluded)
Commonwealth of Puerto Rico, GO, Refunding (concluded):
Sub-Series C-7 (NPFGC), 6.00%, 7/01/28	$4,775	$5,151,461
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (b):
(AMBAC), 4.67%, 7/01/35	3,900	808,821
(AMBAC), 5.02%, 7/01/43	8,000	945,200
(FGIC), 4.62%, 7/01/31	22,030	6,144,608
Puerto Rico Convention Center Authority, RB, Series A (AMBAC), 5.00%, 7/01/31	4,000	4,003,640
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM):
5.50%, 7/01/31	5,000	5,588,700
5.25%, 7/01/32	1,000	1,081,320
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/28	2,850	3,074,694
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	4,500	4,886,055
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 6.00%, 8/01/43 (b)	5,000	696,950

		42,278,584

Transportation — 3.8%
Puerto Rico Highway & Transportation Authority, RB:
Series G (FGIC), 5.25%, 7/01/13 (e)	655	733,200
Series G (FGIC), 5.25%, 7/01/19	2,265	2,349,915
Series G (FGIC), 5.25%, 7/01/21	345	351,510
Series Y (AGM), 6.25%, 7/01/21	6,275	7,145,029
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series AA-1 (AGM), 4.95%, 7/01/26	1,250	1,295,625
Series CC (AGM), 5.25%, 7/01/33	1,000	1,077,590
Series CC (AGM), 5.25%, 7/01/36	4,750	5,085,160
Series D, 5.75%, 7/01/12 (e)	3,000	3,254,550

		21,292,579

Utilities — 2.6%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A (AGC), 5.13%, 7/01/47	10,980	11,286,232
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/30	3,000	3,254,520

		14,540,752

Total Municipal Bonds in Puerto Rico		86,449,951

Total Municipal Bonds – 127.7%		713,759,341

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

New York — 28.0%

County/City/Special District/School District — 11.2%
City of New York New York, GO:
Series J, 5.00%, 5/15/23	$6,750	$7,347,915
Sub-Series C-3 (AGC), 5.75%, 8/15/28	14,400	16,513,200
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.25%, 7/01/29	6,000	6,637,320
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC):
5.25%, 10/15/27	14,500	15,842,845
5.00%, 10/15/32	14,500	15,842,845

		62,184,125

Education — 1.2%
New York State Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	6,498	6,862,017

State — 1.6%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	7,850	9,060,941

Transportation — 12.6%
Metropolitan Transportation Authority, RB, Series A (NPFGC), 5.00%, 11/15/31	3,901	4,117,148
Metropolitan Transportation Authority, Refunding RB, Series A (AGM), 5.00%, 11/15/30	8,460	8,676,069
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	16,000	16,688,640
New York State Thruway Authority, Refunding RB, Series H (AGM), 5.00%, 1/01/37	10,000	10,477,800
Port Authority of New York & New Jersey, RB, Consolidated, 155th Series, AMT (AGM), 5.13%, 7/15/30	2,500	2,576,475
Triborough Bridge & Tunnel Authority, Refunding RB (NPFGC):
5.25%, 11/15/23	7,000	7,473,830
5.00%, 11/15/32	19,677	20,537,182

		70,547,144

Utilities — 1.4%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	4,094	4,676,484
Series FF-2, 5.50%, 6/15/40	2,759	3,114,502

		7,790,986

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 28.0%		156,445,213

Total Long-Term Investments (Cost – $841,492,496) – 155.7%		870,204,554

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2010	5

Schedule of Investments (continued)	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BIF New York Municipal Money Fund 0.00%, (g)(h)	10,009,970	$10,009,970

Total Short-Term Securities (Cost – $10,009,970) – 1.8%		10,009,970

Total Investments (Cost – $851,502,466*) – 157.5%		880,214,524
Other Assets Less Liabilities –0.9%		5,003,867
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (14.1)%		(78,689,677)
Preferred Shares, at Redemption Value – (44.3)%		(247,743,735)

Net Assets Applicable to Common Shares – 100.0%		$558,784,979

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$773,647,051

Gross unrealized appreciation	$37,148,327
Gross unrealized depreciation	(9,195,658)

Net unrealized appreciation	$27,952,669

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JP Morgan Securities	$4,985,823	$16,607

(d)	Security is collateralized by Municipal or US Treasury obligations.

(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at October 31, 2010	Income

BIF New York Municipal Money Fund	8,174,307	1,835,663	10,009,970	$—

(h)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2010

Schedule of Investments (concluded)	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$870,204,554	—	$870,204,554
Short-Term Securities	$10,009,970	—	—	10,009,970

Total	$10,009,970	$870,204,554	—	$880,214,524

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.	OCTOBER 31, 2010	7

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New York Quality Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield New York Quality Fund, Inc.

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: December 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New York Quality Fund, Inc.

Date: December 22, 2010